UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09243
The Gabelli Utility Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
(§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Utility Trust
Third Quarter Report
September 30, 2009
To Our Shareholders,
     During the third quarter of 2009, The Gabelli Utility Trust’s (the “Fund”) total return was 15.6% on a net asset value (“NAV”) basis compared with the Standard & Poor’s (“S&P”) 500 Utilities Index and the Lipper Utility Fund Average of 6.2% and 9.6%, respectively.
     Enclosed is the investment portfolio as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)
							Since
		Year to					Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	(07/09/99)
Gabelli Utility Trust
NAV Total Return (b)	15.60%	11.05%	(3.33)%	(2.15)%	4.97%	6.52%	6.38%
Investment Total Return (c)	8.85	37.39	(8.20)	1.52	3.59	7.71	8.69
S&P 500 Index	15.59	19.27	(6.91)	(5.43)	1.01	(0.15)	(0.93)
S&P 500 Utilities Index	6.15	4.33	(7.06)	(1.16)	7.00	3.60	2.93
Lipper Utility Fund Average	9.64	10.09	(4.84)	(1.39)	6.71	3.73	3.23

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

     We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITY TRUST
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 98.5%
	ENERGY AND UTILITIES — 84.5%
	Energy and Utilities: Alternative Energy — 0.3%
20,000	Ormat Industries Ltd.	$167,795
12,500	Ormat Technologies Inc.	510,250
9,000	Renegy Holdings Inc.†	12,150

		690,195

	Energy and Utilities: Electric Integrated — 48.1%
247,000	Allegheny Energy Inc.	6,550,440
23,000	ALLETE Inc.	772,110
75,000	Alliant Energy Corp.	2,088,750
20,000	Ameren Corp.	505,600
80,000	American Electric Power Co. Inc.	2,479,200
10,000	Avista Corp.	202,200
45,000	Black Hills Corp.	1,132,650
26,000	Central Vermont Public Service Corp.	501,800
30,000	Cleco Corp.	752,400
145,000	CMS Energy Corp.	1,943,000
160,000	Constellation Energy Group Inc.	5,179,200
33,000	Dominion Resources Inc.	1,138,500
160,000	DPL Inc.	4,176,000
24,000	DTE Energy Co.	843,360
190,000	Duke Energy Corp.	2,990,600
90,000	Edison International	3,022,200
193,000	El Paso Electric Co.†	3,410,310
3,000	Entergy Corp.	239,580
51,000	FirstEnergy Corp.	2,331,720
130,000	Florida Public Utilities Co.	1,579,500
95,000	FPL Group Inc.	5,246,850
245,000	Great Plains Energy Inc.	4,397,750
60,000	Hawaiian Electric Industries Inc.	1,087,200
92,000	Integrys Energy Group Inc.	3,301,880
61,000	Maine & Maritimes Corp.	2,192,950
65,000	MGE Energy Inc.	2,371,200
48,000	NiSource Inc.	666,720
115,000	NorthWestern Corp.	2,809,450
35,000	NV Energy Inc.	405,650
100,000	OGE Energy Corp.	3,308,000
24,000	Otter Tail Corp.	574,320
48,000	PG&E Corp.	1,943,520
100,000	PNM Resources Inc.	1,168,000
100,000	Progress Energy Inc.	3,906,000
40,000	Progress Energy Inc., CVO†	9,200
38,000	Public Service Enterprise Group Inc.	1,194,720
60,500	SCANA Corp.	2,111,450
104,000	TECO Energy Inc.	1,464,320
25,000	The Empire District Electric Co.	452,250
150,000	Unisource Energy Corp.	4,612,500
18,000	Unitil Corp.	404,100
47,000	Vectren Corp.	1,082,880
260,000	Westar Energy Inc.	5,072,600
90,000	Wisconsin Energy Corp.	4,065,300
195,000	Xcel Energy Inc.	3,751,800

		99,439,730

	Energy and Utilities: Electric Transmission and Distribution — 7.8%
243	Brookfield Infrastructure Partners LP	4,000
50,000	CH Energy Group Inc.	2,215,500
60,000	Consolidated Edison Inc.	2,456,400
135,000	Northeast Utilities	3,204,900
215,000	NSTAR	6,841,300
22,500	Pepco Holdings Inc.	334,800
36,666	UIL Holdings Corp.	967,616

		16,024,516

	Energy and Utilities: Global Utilities — 4.3%
1,500	Areva SA	865,722
8,000	Chubu Electric Power Co. Inc.	194,285
40,000	Electric Power Development Co. Ltd.	1,267,755
45,000	Endesa SA	1,486,918
304,000	Enel SpA	1,929,583
300,000	Hera SpA	730,069
8,000	Hokkaido Electric Power Co. Inc.	166,479
8,000	Hokuriku Electric Power Co.	203,643
3,500	Huaneng Power International Inc., ADR	93,240
35,000	Korea Electric Power Corp., ADR†	533,400
8,000	Kyushu Electric Power Co. Inc.	181,362
2,000	Niko Resources Ltd.	156,447
8,000	Shikoku Electric Power Co. Inc.	244,193
8,000	The Chugoku Electric Power Co. Inc.	175,926
8,000	The Kansai Electric Power Co. Inc.	193,394
8,000	The Tokyo Electric Power Co. Inc.	209,881
15,000	Tohoku Electric Power Co. Inc.	334,206

		8,966,503

	Energy and Utilities: Merchant Energy — 2.7%
35,810	Dynegy Inc., Cl. A†	91,316
8,130	Mirant Corp.†	133,576
300,000	Mirant Corp., Escrow† (a)	0
360,000	The AES Corp.†	5,335,200

		5,560,092

	Energy and Utilities: Natural Gas Integrated — 7.0%
205,000	El Paso Corp.	2,115,600
1,000	Energen Corp.	43,100
130,000	National Fuel Gas Co.	5,955,300
2,000	Occidental Petroleum Corp.	156,800
100,000	ONEOK Inc.	3,662,000
120,000	Southern Union Co.	2,494,800

		14,427,600

See accompanying notes to schedule of investments.

THE GABELLI UTILITY TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Natural Gas Utilities — 6.9%
26,000	AGL Resources Inc.	$917,020
50,000	Atmos Energy Corp.	1,409,000
12,100	Corning Natural Gas Corp.	187,550
30,000	Delta Natural Gas Co. Inc.	795,000
11,445	GDF Suez	508,222
11,445	GDF Suez, Strips	17
90,000	Nicor Inc.	3,293,100
35,000	Piedmont Natural Gas Co. Inc.	837,900
6,000	RGC Resources Inc.	165,240
150,000	Southwest Gas Corp.	3,837,000
120,000	Spectra Energy Corp.	2,272,800

		14,222,849

	Energy and Utilities: Natural Resources — 1.4%
6,000	Anadarko Petroleum Corp.	376,380
35,000	Compania de Minas Buenaventura SA, ADR	1,232,350
14,000	Exxon Mobil Corp.	960,540
3,000	Peabody Energy Corp.	111,660
4,000	Royal Dutch Shell plc, Cl. A, ADR	228,760

		2,909,690

	Energy and Utilities: Services — 0.5%
50,000	ABB Ltd., ADR	1,002,000
3,000	Tenaris SA, ADR	106,860

		1,108,860

	Energy and Utilities: Water — 3.1%
14,000	American States Water Co.	506,520
30,000	American Water Works Co. Inc.	598,200
21,833	Aqua America Inc.	385,134
24,750	Artesian Resources Corp., Cl. A	416,295
20,000	California Water Service Group	778,800
7,500	Connecticut Water Service Inc.	167,925
51,333	Middlesex Water Co.	774,102
33,000	Pennichuck Corp.	718,080
80,000	SJW Corp.	1,828,000
8,101	Southwest Water Co.	39,857
9,000	The York Water Co.	124,740

		6,337,653

	Diversified Industrial — 1.7%
2,800	Alstom SA	204,337
5,000	Bouygues SA	254,258
10,000	Cooper Industries plc, Cl. A	375,700
165,000	General Electric Co.	2,709,300

		3,543,595

	Equipment and Supplies — 0.1%
50,000	Capstone Turbine Corp.†	66,000
2,000	Mueller Industries Inc.	47,740

		113,740

Shares/		Market
Units		Value
	Environmental Services — 0.0%
3,000	Suez Environnement Co. SA	$68,529

	Independent Power Producers and Energy Traders — 0.6%
40,000	NRG Energy Inc.†	1,127,600

	TOTAL ENERGY AND UTILITIES	174,541,152

	COMMUNICATIONS — 11.9%
	Cable and Satellite — 4.0%
100,000	Cablevision Systems Corp., Cl. A	2,375,000
5,000	Cogeco Cable Inc.	141,596
20,000	Cogeco Inc.	476,159
65,000	DISH Network Corp., Cl. A†	1,251,900
10,000	EchoStar Corp., Cl. A†	184,600
35,000	Liberty Global Inc., Cl. A†	789,950
20,000	Liberty Global Inc., Cl. C†	449,200
8,000	Rogers Communications Inc., Cl. B	225,600
65,000	The DIRECTV Group Inc.†	1,792,700
12,000	Time Warner Cable Inc.	517,080
2,112	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	14,322

		8,218,107

	Communications Equipment — 0.6%
3,000	QUALCOMM Inc.	134,940
260,000	The Furukawa Electric Co. Ltd.	1,057,205

		1,192,145

	Telecommunications — 4.5%
50,000	AT&T Inc.	1,350,500
2,000	Belgacom SA	77,909
4,350	Bell Aliant Regional Communications Income Fund (a)(b)	113,441
30,000	BT Group plc, ADR	624,300
2,000	CenturyTel Inc.	67,200
230,000	Cincinnati Bell Inc.†	805,000
2,000	Comstar United Telesystems OJSC, GDR	10,500
20,000	D&E Communications Inc.	229,800
65,000	Deutsche Telekom AG, ADR	887,900
2,000	France Telecom SA, ADR	53,840
6,000	Frontier Communications Corp.	45,240
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	34
200	Hutchison Telecommunications International Ltd.	41
500	Mobistar SA	34,601
20,000	Nippon Telegraph & Telephone Corp.	926,865
2,000	Orascom Telecom Holding SAE, GDR	62,180
15,000	Portugal Telecom SGPS SA	158,811
See accompanying notes to schedule of investments.

THE GABELLI UTILITY TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
2,000	PT Indosat Tbk	$1,128
500	Rostelecom, ADR	14,680
500	Sistema JSFC, GDR† (c)	7,300
1,200	Tele2 AB, Cl. B	15,922
27,000	Telekom Austria AG	486,771
40,000	Touch America Holdings Inc.† (a)	0
115,000	Verizon Communications Inc.	3,481,050

		9,455,013

	Wireless Communications — 2.8%
600	America Movil SAB de CV, Cl. L, ADR	26,298
2,000	China Mobile Ltd., ADR	98,220
2,000	China Unicom Hong Kong Ltd., ADR	28,480
7,000	Millicom International Cellular SA†	509,180
4,500	Mobile TeleSystems OJSC, ADR	217,215
171	MobileOne Ltd.	215
1,200	NTT DoCoMo Inc.	1,917,006
600	SK Telecom Co. Ltd., ADR	10,470
200	SmarTone Telecommunications Holdings Ltd.	154
22,000	Turkcell Iletisim Hizmetleri A/S, ADR	393,140
30,000	United States Cellular Corp.†	1,172,100
75,000	Vimpel-Communications, ADR†	1,402,500

		5,774,978

	TOTAL COMMUNICATIONS	24,640,243

	OTHER — 2.1%
	Aerospace — 0.3%
75,000	Rolls-Royce Group plc†	564,310

	Agriculture — 0.0%
3,000	Cadiz Inc.†	35,100

	Automotive: Parts and Accessories — 0.0%
1,000	BERU AG	111,201

	Entertainment — 1.4%
30,000	Time Warner Inc.	863,400
64,000	Vivendi	1,980,333

		2,843,733

	Publishing — 0.0%
8,000	Idearc Inc.†	200

	Real Estate — 0.1%
6,075	Brookfield Asset Management Inc., Cl. A	137,963

	Transportation — 0.3%
20,000	GATX Corp.	559,000

	TOTAL OTHER	4,251,507

	TOTAL COMMON STOCKS	203,432,902

	CONVERTIBLE PREFERRED STOCKS — 0.9%
	ENERGY AND UTILITIES — 0.9%
	Energy and Utilities: Natural Gas Integrated — 0.9%
2,000	El Paso Corp., 4.990% Cv. Pfd. (b)	1,861,700

	WARRANTS — 0.1%
	ENERGY AND UTILITIES — 0.0%
	Energy and Utilities: Merchant Energy — 0.0%
26,107	Mirant Corp., Ser. A, expire 01/03/11†	38,638

	COMMUNICATIONS — 0.1%
	Wireless Communications — 0.1%
18,000	Bharti Airtel Ltd., expire 09/19/13† (b)	156,672

	TOTAL WARRANTS	195,310

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Environmental Services — 0.0%
$100,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14 (b)	111,000

	U.S. GOVERNMENT OBLIGATIONS — 0.5%
1,070,000	U.S. Treasury Bills, 0.066% to 0.178%††, 10/29/09 to 12/31/09	1,069,815

TOTAL INVESTMENTS — 100.0% (Cost $202,922,672)		$206,670,727

	Aggregate book cost	$202,922,672

	Gross unrealized appreciation	$21,920,176
	Gross unrealized depreciation	(18,172,121)

	Net unrealized appreciation/depreciation	$3,748,055

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2009, the market value of fair valued securities amounted to $113,441 or 0.05% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of Rule 144A securities amounted to $2,242,813 or 1.09% of total investments.

(c)	At September 30, 2009, the Fund held an investment in a restricted security amounting to $7,300 or 0.00% of total investments, which was valued under methods approved by Board of Trustees as follows:

				09/30/09
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
500	Sistema JSFC, GDR	10/10/07	$17,384	$14.6000

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

GDR	Global Depositary Receipt
See accompanying notes to schedule of investments.

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 9/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	$5,560,092	—	$0	$5,560,092
COMMUNICATIONS
Telecommunications	9,455,013	—	0	9,455,013
Other Industries (a)	188,417,797	—	—	188,417,797

Total Common Stocks	203,432,902	—	—	203,432,902

Convertible Preferred Stocks (a)	1,861,700	—	—	1,861,700

Warrants
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	38,638	—	—	38,638
COMMUNICATIONS
Wireless Communications	—	$156,672	—	156,672

Total Warrants	38,638	156,672	—	195,310

Convertible Corporate Bonds	—	111,000	—	111,000
U.S. Government Obligations	—	1,069,815	—	1,069,815

TOTAL INVESTMENTS IN SECURITIES	$205,333,240	$1,337,487	$0	$206,670,727

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation): *
Interest Rate Swap Agreement	$—	$(675,492)	$—	$(675,492)
Contract for Difference Swap Agreement	—	(5,746)	—	(5,746)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(681,238)	$—	$(681,238)

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the investment.

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation	(sales)	of Level 3	9/30/09	at 9/30/09

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
ENERGY AND UTILITIES
Energy and Utilities: Electric Integrated	$13,200	$—	$—	$—	$—	$(13,200)	$—	$—
Energy and Utilities: Merchant Energy	0	—	—	—	—	—	0	—
COMMUNICATIONS
Telecommunications	0	—	—	—	—	—	0	—

Total Common Stocks	13,200	—	—	—	—	(13,200)	0	—

Corporate Bonds	0	—	0	—	0	—	—	—

TOTAL INVESTMENTS IN SECURITIES	$13,200	$—	$0	$—	$0	$(13,200)	$0	$—

2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Current notional amounts are an indicator of the volume of the Fund’s derivative activities during the period.

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     Swap Agreements. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
     The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at September 30, 2009 are as follows:

Notional		Floating Rate*	Termination	Net Unrealized
Amount	Fixed Rate	(rate reset monthly)	Date	Depreciation
$25,000,000	4.00%	0.25875%	6/02/10	$(675,492)

*	Based on LIBOR (London Interbank Offered Rate).
The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at September 30, 2009 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Depreciation
$193,769 (25,000 Shares)	Market Value Appreciation on: Rolls-Royce Group plc	One month LIBOR plus 90 bps plus Market Value Depreciation on: Rolls-Royce Group plc	6/25/10	$(5,746)
     For open derivative instruments as of September 30, 2009, see the preceding tables, which are also indicative of activity for the year ended December 31, 2008.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2009, there were no open forward foreign exchange contracts.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS
Enrollment in the Plan
     It is the policy of The Gabelli Utility Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:
The Gabelli Utility Trust
c/o Computershare
P.O. Box 43010
Providence, RI 02940-3010
     Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at (800) 336-6983.
     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.
     The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common shares in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.
     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.
Voluntary Cash Purchase Plan
     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.
     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940—3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.
     Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.
     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.
     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

TRUSTEES AND OFFICERS
THE GABELLI UTILITY TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees
Mario J. Gabelli, CFA
Chairman & Chief Executive Officer, GAMCO Investors, Inc.
Dr. Thomas E. Bratter
President & Founder, John Dewey Academy
Anthony J. Colavita
President,
Anthony J. Colavita, P.C.
James P. Conn
Former Managing Director & Chief Investment Officer,
Financial Security Assurance Holdings Ltd.
Vincent D. Enright
Former Senior Vice President & Chief Financial Officer, KeySpan Corp.
Frank J. Fahrenkopf, Jr.
President & Chief Executive Officer,
American Gaming Association
John D. Gabelli
Senior Vice President,
Gabelli & Company, Inc.
Robert J. Morrissey
Attorney-at-Law, Morrissey, Hawkins & Lynch
Anthony R. Pustorino
Certified Public Accountant, Professor Emeritus, Pace University
Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers
Bruce N. Alpert
President

Peter D. Goldstein
Chief Compliance Officer

Agnes Mullady
Treasurer & Secretary

David I. Schachter
Vice President & Ombudsman

Investment Adviser
Gabelli Funds, LLC One
Corporate Center Rye, New York 10580-1422

Custodian
The Bank of New York Mellon

Counsel
Willkie Farr & Gallagher LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.
Stock Exchange Listing

		5.625%
	Common	Preferred
NYSE-Symbol:	GUT	GUT PrA
Shares Outstanding:	30,837,531	1,153,288
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Utility Trust

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/30/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 11/30/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 11/30/09

* Print the name and title of each signing officer under his or her signature.